Income Taxes - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Denmark
Income Taxes
Tonnage tax expense (income)	€ 0	€ 0	€ 0
Cyprus
Income Taxes
Tonnage tax expense (income)	€ 5	€ 5	€ 5